UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21364

Schroder Global Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2016

Date of reporting period:	January 31, 2016

Item 1.   Schedule of Investments

Schroder North American Equity Fund

Schedule of Investments

January 31, 2016 (unaudited)

Shares		Value $

	COMMON STOCK — 96.1%
	Bermuda — 0.4%
22,200	Assured Guaranty	527,916
17,600	Axis Capital Holdings	948,816
5,000	Everest Re Group	894,700
5,800	RenaissanceRe Holdings	653,370
		3,024,802
	Canada — 0.9%
8,700	Boardwalk REIT	273,501
12,200	Canadian REIT	356,621
1,654	Canadian Tire Class A	134,773
2,900	CCL Industries Class B	408,844
39,700	Centerra Gold	180,802
16,700	CGI Group Class A (1)	715,731
31,800	CI Financial	702,329
6,800	Corus Entertainment Class B	47,230
15,200	Dominion Diamond	162,210
23,300	Genworth MI Canada	402,997
18,700	Magna International Class A	649,675
14,400	Medical Facilities	143,394
11,100	Metro Class A	328,111
24,700	Nevsun Resources	67,176
65,700	Potash Corp. of Saskatchewan	1,071,160
18,100	Transcontinental Class A	238,250
18,100	Westshore Terminals Investment	169,385
		6,052,189
	Ireland — 0.6%
31,952	Accenture Class A	3,372,214
11,000	Eaton	555,610
20,900	Seagate Technology	607,145
		4,534,969
	Israel — 0.1%
7,200	Check Point Software Technologies (1)	567,432

	Netherlands — 0.3%
30,300	LyondellBasell Industries Class A	2,362,491

	Puerto Rico — 0.0%
41,800	First BanCorp (1)	108,680

	Singapore — 0.2%
10,000	Avago Technologies Class A	1,337,100

	Switzerland — 0.2%
12,200	Allied World Assurance Holdings	446,398
4,700	TE Connectivity	268,652
36,000	Transocean (1)	375,120
		1,090,170
	United Kingdom — 0.2%
22,100	Delphi Automotive	1,435,174

	United States — 93.2%
	Consumer Discretionary — 11.4%
30,300	Activision Blizzard	1,055,046
14,306	Amazon.com (1)	8,397,622
3,600	Autoliv	370,008
17,000	Bed Bath & Beyond (1)	733,890
25,400	Best Buy	709,422
11,000	Buckle	312,620
16,200	Chico’s FAS	168,318
77,900	Comcast Class A	4,339,809
3,600	Cracker Barrel Old Country Store	472,428
6,100	Foot Locker	412,116
12,800	GameStop Class A	335,488
13,600	Gannett	201,824
28,600	Gap	706,992
20,000	Garmin	703,600
33,200	Gentex	454,508
19,700	Genuine Parts	1,697,549
4,000	GNC Holdings Class A	112,040
17,700	Harley-Davidson	708,000
13,400	Hasbro	995,352
4,700	Hibbett Sports (1)	151,152
54,693	Home Depot	6,878,192
13,700	John Wiley & Sons Class A	572,660
14,500	Kohl’s	721,375
10,600	L Brands	1,019,190
3,000	Lear	311,490
16,800	Leggett & Platt	697,368
40,400	Lowe’s	2,895,064
4,900	Macy’s	198,009
40,100	Mattel	1,106,359
41,581	McDonald’s	5,146,896
1,400	McGraw-Hill	119,028
6,200	Meredith	262,322
17,200	Michael Kors Holdings (1)	686,280
12,000	Netflix (1)	1,102,080
62,500	Nike Class B	3,875,625
14,600	Nordstrom	716,860
27,500	Omnicom Group	2,017,125
2,600	O’Reilly Automotive (1)	678,340
2,200	Outerwall	74,360
8,700	PetMed Express	156,774
4,000	Polaris Industries	295,360
1,588	Priceline Group (1)	1,691,172
5,200	Ralph Lauren Class A	585,000

Shares		Value $

26,800	Ross Stores	1,507,768
12,200	Scripps Networks Interactive Class A	743,834
53,800	Staples	479,896
63,800	Starbucks	3,877,126
17,200	Target	1,245,624
13,800	TEGNA	331,338
5,400	Thor Industries	283,122
22,545	Time Warner	1,588,070
31,900	TJX	2,272,556
8,600	Tupperware Brands	399,298
63,500	Twenty-First Century Fox Class A	1,712,595
6,400	VF	400,640
23,600	Viacom Class B	1,077,104
68,272	Walt Disney	6,541,823
26,300	Yum! Brands	1,903,331
		79,208,838
	Consumer Staples — 10.5%
88,500	Altria Group	5,408,235
37,400	Archer-Daniels-Midland	1,322,090
34,500	Campbell Soup	1,946,145
12,700	Clorox	1,638,935
181,816	Coca-Cola	7,803,543
16,982	Colgate-Palmolive	1,146,794
6,073	Costco Wholesale	917,752
25,917	CVS Health	2,503,323
21,700	Dr. Pepper Snapple Group	2,036,328
11,300	Fresh Market (1)	216,508
60,200	General Mills	3,401,902
13,900	Hershey	1,224,729
13,800	Ingredion	1,389,936
17,400	Kimberly-Clark	2,234,508
25,800	Kroger	1,001,298
8,200	McCormick	721,354
3,500	Mead Johnson Nutrition Class A	253,715
10,400	Medifast	301,912
21,200	Mondelez International Class A	913,720
11,100	Nu Skin Enterprises Class A	351,315
73,724	PepsiCo	7,320,793
65,591	Philip Morris International	5,903,846
15,500	Pilgrim’s Pride (1)	343,790
121,711	Procter & Gamble	9,942,572
11,800	Reynolds American	589,410
43,600	Sysco	1,735,716
18,600	Tyson Foods Class A	992,496
8,000	USANA Health Sciences (1)	1,015,200
27,841	Walgreens Boots Alliance	2,219,485
85,123	Wal-Mart Stores	5,648,762
25,100	Whole Foods Market	735,681
		73,181,793
	Energy — 6.1%
52,193	California Resources (1)	74,636
89,063	Chevron	7,701,278
15,100	CVR Energy	528,802
22,100	Denbury Resources (1)	34,476
182,090	ExxonMobil	14,175,706
26,800	Hess	1,139,000
14,400	HollyFrontier	503,568
10,200	Magellan Midstream Partners	655,146
85,700	Marathon Oil	833,861
62,000	Marathon Petroleum	2,590,980
19,600	Murphy Oil	384,356
35,500	National Oilwell Varco	1,155,170
15,500	Oasis Petroleum (1)	82,925
51,033	Occidental Petroleum	3,512,601
7,100	Oceaneering International	240,335
7,379	Phillips 66	591,427
27,100	QEP Resources	347,422
3,300	REX American Resources (1)	176,319
67,572	Schlumberger	4,883,428
9,900	Transocean Partners LLC	79,596
37,500	Valero Energy	2,545,125
		42,236,157
	Financials — 14.3%
31,700	Aflac	1,837,332
54,927	American Express	2,938,595
16,000	American Financial Group	1,135,680
58,800	American International Group	3,321,024
7,900	Amerisafe	402,979
502,150	Bank of America	7,100,401
84,500	BB&T	2,759,770
60,000	Berkshire Hathaway Class B (1)	7,786,200
9,000	Broadridge Financial Solutions	482,040
11,100	Capital One Financial	728,382
15,300	Care Capital Properties REIT	458,082
17,900	Chubb	2,023,953
149,142	Citigroup	6,350,466
22,300	CNA Financial	741,029
29,700	Comerica	1,018,710
2,200	Community Trust Bancorp	76,648
22,900	Corrections Corp. of America REIT	659,749
39,018	Discover Financial Services	1,786,634
5,500	EPR Properties REIT	329,725
8,000	Equifax	846,400
2,200	Equity Residential REIT	169,598
3,200	FactSet Research Systems	482,240
5,144	FBL Financial Group Class A	314,093
12,100	Federated Investors Class B	306,009
5,000	Federated National Holding	123,700
132,500	Fifth Third Bancorp	2,093,500
44,300	Franklin Resources	1,535,438
25,104	Goldman Sachs Group	4,055,802
4,300	HCI Group	142,975

Shares		Value $

33,800	HCP REIT	1,214,772
12,900	Horace Mann Educators	396,288
15,900	International Bancshares	368,721
7,000	Jack Henry & Associates	568,260
181,663	JPMorgan Chase	10,808,948
113,500	KeyCorp	1,266,660
29,900	Lincoln National	1,179,854
8,900	LTC Properties REIT	396,317
7,600	M&T Bank	837,368
20,700	Medallion Financial	138,276
5,200	MetLife	232,180
81,400	Morgan Stanley	2,106,632
18,900	OFG Bancorp	106,218
34,900	Paychex	1,670,314
38,800	PNC Financial Services Group	3,362,020
38,000	Principal Financial Group	1,444,000
3,500	Prudential Financial	245,280
900	Public Storage REIT	228,204
3,400	RE Class A	118,388
126,300	Regions Financial	1,025,556
7,563	Simon Property Group REIT	1,408,836
25,100	T. Rowe Price Group	1,780,845
16,200	TD Ameritrade Holding	446,796
21,300	Torchmark	1,157,442
30,051	U.S. Bancorp	1,203,843
8,300	Universal Insurance Holdings	155,542
11,400	Urstadt Biddle Properties Class A REIT	231,420
26,300	Ventas REIT	1,454,916
12,100	Voya Financial	370,018
15,100	Waddell & Reed Financial Class A	414,344
215,472	Wells Fargo	10,823,159
600	Westwood Holdings Group	28,440
4,400	World Acceptance (1)	127,336
		99,324,347
	Healthcare — 14.4%
27,333	Abbott Laboratories	1,034,554
32,881	AbbVie	1,805,167
27,916	Aetna	2,842,965
8,300	Allergan (1)	2,360,769
41,617	Amgen	6,356,164
4,600	Becton Dickinson	668,702
8,262	Biogen (1)	2,256,022
5,500	Bio-Techne	454,795
50,871	Bristol-Myers Squibb	3,162,141
18,600	Cardinal Health	1,513,482
32,000	Celgene (1)	3,210,240
13,300	Centene (1)	825,398
7,200	Chemed	1,010,304
12,822	Computer Programs & Systems	673,540
6,100	CR Bard	1,117,947
45,361	Eli Lilly	3,588,055
8,100	Enanta Pharmaceuticals (1)	208,170
31,224	Express Scripts Holding (1)	2,244,069
71,504	Gilead Sciences	5,934,832
128,384	Johnson & Johnson	13,408,425
16,700	McKesson	2,688,366
16,800	MEDNAX (1)	1,166,928
46,269	Medtronic	3,512,743
139,107	Merck	7,048,552
38,600	Meridian Bioscience	743,050
334,547	Pfizer	10,200,338
24,000	Quality Systems (1)	314,640
15,100	Quest Diagnostics	991,617
16,800	ResMed	952,560
41,900	St. Jude Medical	2,214,834
26,699	Stryker	2,647,206
4,400	Taro Pharmaceutical Industries (1)	641,520
9,500	Thermo Fisher Scientific	1,254,570
5,000	United Therapeutics (1)	615,900
56,000	UnitedHealth Group	6,448,960
15,700	Universal Health Services Class B	1,768,448
14,400	Varian Medical Systems (1)	1,110,672
11,708	Waters (1)	1,419,127
		100,415,772
	Industrials — 10.8%
34,235	3M	5,169,485
13,400	AMETEK	630,470
10,200	Applied Industrial Technologies	392,088
28,500	Boeing	3,423,705
15,200	BorgWarner	446,272
11,508	Caterpillar	716,258
15,000	CBIZ (1)	151,500
25,400	CH Robinson Worldwide	1,645,158
53,600	CSX	1,233,872
22,700	Cummins	2,040,503
10,900	Danaher	944,485
44,100	Delta Air Lines	1,953,189
6,400	Deluxe	357,760
28,400	Dover	1,659,980
9,000	Dun & Bradstreet	885,780
9,700	Ennis	193,709
48,700	Expeditors International of Washington	2,197,344
20,100	Flowserve	776,664
18,647	General Dynamics	2,494,409
312,589	General Electric	9,096,340
6,200	Global Brass & Copper Holdings	128,402
39,891	Honeywell International	4,116,751
4,800	Hubbell Class B	434,064
5,100	Huntington Ingalls Industries	652,188
6,900	IHS Class A (1)	721,878

Shares		Value $

30,300	Illinois Tool Works	2,729,121
21,500	JetBlue Airways (1)	458,165
7,700	Lincoln Electric Holdings	409,948
13,400	Lockheed Martin	2,827,400
6,500	MSC Industrial Direct Class A	421,265
4,200	Northrop Grumman	777,252
16,000	Parker Hannifin	1,554,560
20,400	Raytheon	2,616,096
19,600	Rockwell Automation	1,873,172
8,200	Roper Technologies	1,440,494
14,500	RPX (1)	167,910
32,700	Southwest Airlines	1,230,174
3,600	Standex International	259,992
47,100	Union Pacific	3,391,200
18,000	United Continental Holdings (1)	869,040
40,964	United Parcel Service Class B	3,817,845
44,695	United Technologies	3,919,304
18,100	Wabtec	1,157,495
26,100	Waste Management	1,381,995
9,000	WW Grainger	1,770,210
		75,534,892
	Information Technology — 20.5%
10,900	Adobe Systems (1)	971,517
11,849	Alphabet Class A (1)	9,021,236
12,094	Alphabet Class C (1)	8,985,237
18,900	Amdocs	1,034,586
19,200	Amphenol Class A	951,744
12,700	Analog Devices	684,022
233,073	Apple	22,687,326
24,300	Automatic Data Processing	2,019,087
7,100	Avnet	283,432
38,300	Brocade Communications Systems	305,634
36,700	CA	1,054,391
263,985	Cisco Systems	6,280,203
13,300	Citrix Systems (1)	937,118
39,300	Cognizant Technology Solutions Class A (1)	2,488,083
78,500	Corning	1,460,885
5,800	CSG Systems International	202,652
9,700	Dolby Laboratories Class A	349,297
94,000	eBay (1)	2,205,240
6,700	F5 Networks (1)	628,326
76,200	Facebook Class A (1)	8,550,402
4,800	FleetCor Technologies (1)	589,632
9,400	Harris	817,518
103,233	Hewlett Packard Enterprise	1,420,486
103,233	HP	1,002,392
262,574	Intel	8,145,046
48,694	International Business Machines	6,076,524
7,100	Intuit	678,121
18,900	Juniper Networks	446,040
24,200	Linear Technology	1,034,066
32,700	MasterCard Class A	2,911,281
17,100	Maxim Integrated Products	571,140
21,200	Microchip Technology	949,972
342,050	Microsoft	18,843,535
38,000	NetApp	833,340
4,900	NETGEAR (1)	183,113
161,581	Oracle	5,867,006
60,700	PayPal Holdings (1)	2,193,698
13,100	QLogic (1)	167,942
97,777	QUALCOMM	4,433,209
8,200	salesforce.com (1)	558,092
52,300	Symantec	1,037,632
8,100	Syntel (1)	383,454
14,300	Teradata (1)	348,062
11,200	Teradyne	217,616
55,722	Texas Instruments	2,949,365
23,100	Total System Services	927,696
70,800	Visa Class A	5,273,892
5,200	VMware Class A (1)	237,900
19,300	Western Digital	926,014
55,200	Western Union	984,768
17,200	Xilinx	864,644
		142,973,614
	Materials — 2.0%
11,300	Air Products & Chemicals	1,431,823
8,600	Bemis	411,682
18,410	CF Industries Holdings	552,300
79,500	Dow Chemical	3,339,000
2,900	E.I. du Pont de Nemours	153,004
13,900	FutureFuel	174,028
6,600	Innospec	329,010
33,100	International Paper	1,132,351
23,540	Monsanto	2,132,724
25,700	Mosaic	619,370
44,800	Newmont Mining	894,208
3,700	Praxair	370,000
7,200	Schweitzer-Mauduit International	302,400
41,100	Sonoco Products	1,623,861
1,500	Terra Nitrogen LP	154,500
11,900	Westlake Chemical	541,212
		14,161,473
	Telecommunication Services — 1.9%
195,027	AT&T	7,032,674
122,830	Verizon Communications	6,137,815
		13,170,489
	Utilities — 1.3%
80,871	Emerson Electric	3,718,449
11,400	Exelon	337,098
8,800	NeuStar Class A (1)	216,304
11,600	NextEra Energy	1,295,836

Shares		Value $

79,200	Public Service Enterprise Group	3,270,960
		8,838,647
	Total United States	649,046,022
	TOTAL COMMON STOCK (Cost $518,946,991)	669,559,029
	TOTAL INVESTMENTS — 96.1% (Cost $518,946,991)*	669,559,029
	OTHER ASSETS LESS LIABILITIES — 3.9%	27,228,538
	NET ASSETS — 100%	$696,787,567

(1) Denotes non-income producing security.

* At January 31, 2016, the tax basis cost of the Fund’s investments was $519,657,018, and the unrealized appreciation and depreciation were $175,586,329 and $(25,684,318), respectively.

The open futures contracts held by the Fund at January 31, 2016, are as follows:

	Number of		Unrealized
Type of	Contracts	Expiration	Appreciation
Contract	Long (Short)	Date	(Depreciation)
S&P 500 Index EMINI	244	Mar-2016	$(1,264,479)

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

						Unrealized
						Appreciation
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		(Depreciation)
Royal Bank of Canada	2/17/16	CAD	14,390,335	USD	10,238,129	$(34,078)

CAD — Canadian Dollar

LLC — Limited Liability Corporation

LP — Limited Partnership

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

January 31, 2016 (unaudited)

The following is a summary of the inputs used as of January 31, 2016, in valuing the Schroder Funds’ investments carried at value:

Schroder North American Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$669,559,029	$—	$—	$669,559,029
Total Investments in Securities	$669,559,029	$—	$—	$669,559,029

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures – Unrealized Depreciation	$(1,264,479)	$––	$—	$(1,264,479)
Forwards – Unrealized Depreciation	—	(34,078)	—	(34,078)
Total Other Financial Instruments	$(1,264,479)	$(34,078)	$—	$(1,298,557)

(1)         There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)         All securities in this category are Level 1. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.         Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2015 through January 31, 2016 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.         Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Global Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: March 29, 2016

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: March 29, 2016

*     Print the name and title of each signing officer under his or her signature.